SUPPLEMENT DATED FEBRUARY 18, 2005 TO THE
                        PROSPECTUS DATED MAY 1, 2004, THE
                      SUPPLEMENT DATED OCTOBER 1, 2004 AND
                      THE PROSPECTUS DATED MAY 1, 2004, AS
                         SUPPLEMENTED DECEMBER 22, 2004

             JNL(R) VARIABLE FUND LLC AND JNLNY VARIABLE FUND I LLC

Please delete the chart entitled "HYPOTHETICAL COMPARISON OF TOTAL RETURN" in its entirety and replace with the following:

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN

                                          Select                                    Nasdaq(R)
                              DowSM 10  Small-Cap   S&P 10    Global 15    JNL 5      15
                 25 Strategy  Strategy   Strategy  Strategy   Strategy   Strategy  Strategy

1985                 43.69%    30.49%     36.12%   51.65%     45.53%     41.49%         -%
1986                 29.18     35.58      11.49    34.55      37.86      29.73       9.08
1987                 17.84     20.20      -1.19     4.20      40.42      16.30      19.51
1988                 36.77     26.55      24.75    20.36      23.29      26.34       8.66
1989                 22.20     27.07       2.97    45.86      15.42      22.70      45.55
1990                 -6.20     -7.77     -12.88     3.81      -0.43      -4.70      -5.78
1991                 41.45     35.42      63.69    18.09      37.67      39.26      89.70
1992                 15.50      9.02      15.20    22.69      22.66      17.01       5.35
1993                 17.60     28.48      20.62    33.08      50.87      30.13      32.10
1994                  2.24      3.81      -6.54     5.30      -5.69      -0.18       1.75
1995                 33.55     36.57      22.62    28.41      25.47      29.32      61.51
1996                 17.10     28.49      18.42    28.74      28.12      24.17      27.74
1997                 33.87     21.91      30.09    36.03      17.53      27.89      34.92
1998                 11.01     10.70      -5.72    50.41       6.61      14.60     106.04
1999                  2.52      3.67      10.88    17.43      14.18       9.74     103.33
2000                  2.60      6.11      -4.95   -19.00      12.27      -0.59     -19.84
2001                  8.88     -4.79      12.29   -17.31      -6.88      -1.56     -33.19
2002                 -9.65     -8.92      -4.70   -16.77      -6.78      -9.36     -26.52
2003                 43.40     28.69      54.07    22.27      25.67      34.82      33.25
2004                 25.52      4.41      27.06    23.47      32.03      22.50       3.03

20 Year Annualized Return
1985 - 2004       18.37        15.82      14.12    17.76      19.57      17.52      20.18*


                   Value                          Russell
                  Line(R)      VIP     S&P 500      2000      DJIA     FT 30    Hang Seng
                25 Strategy  Strategy   Index      Index      Index    Index      Index

1985                 -%            -%   31.58%     31.07%     33.57%     55.20%     51.02%
1986              27.23        26.58    18.31       5.96      26.37      24.29      51.26
1987              15.98        17.33     5.11      -8.25       5.48      37.49      -8.08
1988               7.56        15.77    16.65      25.04      16.43       6.89      21.80
1989              43.53        34.49    31.54      15.77      31.87      22.74      10.21
1990               7.12        -1.55    -3.16     -19.75      -0.81      10.21      11.72
1991              65.38        51.16    30.56      46.00      24.48      15.17      48.03
1992               6.47         3.15     7.72      18.47       7.36      -2.01      32.40
1993              12.81        21.93    10.01      18.98      16.89      19.27     121.82
1994               3.67         2.76     1.30      -1.88       4.97       1.60     -29.08
1995              44.58        46.98    37.50      28.34      36.89      17.98      27.21
1996              45.45        29.16    23.11      16.46      29.10      20.02      37.71
1997              40.79        29.84    33.29      22.28      24.80      16.64     -17.78
1998              93.85        54.12    28.70      -2.53      18.20      12.58      -2.28
1999             101.92        52.50    21.07      21.17      26.92      14.61      74.11
2000             -18.90         1.67    -9.18      -2.87      -4.83     -16.66      -8.89
2001               0.89        -8.12   -11.91       2.49      -5.50     -23.64     -22.62
2002             -19.51       -11.96   -22.10     -20.44     -14.79     -29.23     -15.65
2003              44.37        33.01    28.72      47.29      28.32      26.44      39.28
2004              16.40        17.50    10.88      18.33       5.31      20.63      17.03

20 Year Annualized Return
1985 - 2004       24.52*       20.23*   13.19      11.55      14.59      10.73      16.99




NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, and the VIP Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

*These numbers reflect a 19 year Annualized Return.

(To be used with VC3656 Rev. 05/04,  VC3652 Rev. 05/04,  VC5825 05/04,  NV3174CE
Rev. 05/04, VC4224 Rev. 10/04, NV4224 Rev. 10/04, VC5526 Rev. 05/04, NV5526 Rev.
05/04,  NV5825 Rev. 5/04,  FVC4224FT 5/04,  VC5890 03/05,  VC5884 01/05,  VC5869
01/05,  VC5885 01/05,  NV5869 01/05,  NV5890 03/05,  NV5884 01/05, NV5885 01/05,
HR105 Rev. 05/04, and VC2440 Rev. 05/04.)

                                                                      V5921 2/05